Other Current Assets and Other Current Financial Assets - Prepaid Expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Prepaid Expense Current [abstract]
Advances for inventories	$ 2,110	$ 1,651
Advertising and promotional expenses paid in advance	105	93
Advances to service suppliers	81	30
Prepaid leases	118	93
Prepaid insurance	284	181
Others	417	376
Current prepaid expenses	3,115	2,424
Prepaid advertising and promotional expenses	$ 7,586	$ 7,471	$ 8,840